Financial risk management and financial instruments, Maturity Analysis of Non-Derivative and Derivative Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	$ 5,780.7	$ 6,165.5
Impact of discount/ financing rates	(27.6)	(30.2)
Total	5,753.1	6,135.3
Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	5,082.8	5,387.8
Impact of discount/ financing rates	0.0	0.0
Total	5,082.8	5,387.8
Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	222.1	280.6
Impact of discount/ financing rates	(27.6)	(30.2)
Total	194.5	250.4
Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	35.7	77.9
Impact of discount/ financing rates	0.0	0.0
Total	35.7	77.9
Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	440.1	419.2
Impact of discount/ financing rates	0.0	0.0
Total	440.1	419.2
Within One Year [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	753.3	705.0
Within One Year [Member] | Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	202.6	203.6
Within One Year [Member] | Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	74.9	82.2
Within One Year [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	35.7	0.0
Within One Year [Member] | Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	440.1	419.2
In One to Two Years [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	231.0	371.6
In One to Two Years [Member] | Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	191.1	224.2
In One to Two Years [Member] | Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	39.9	69.5
In One to Two Years [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	77.9
In One to Two Years [Member] | Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In Two to Three Years [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	3,483.3	273.6
In Two to Three Years [Member] | Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	3,453.6	230.3
In Two to Three Years [Member] | Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	29.7	43.3
In Two to Three Years [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In Two to Three Years [Member] | Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In Three to Five Years [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	1,264.0	3,537.0
In Three to Five Years [Member] | Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	1,235.5	3,487.7
In Three to Five Years [Member] | Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	28.5	49.3
In Three to Five Years [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In Three to Five Years [Member] | Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In More Than Five Years [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	49.1	1,278.3
In More Than Five Years [Member] | Borrowings [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	1,242.0
In More Than Five Years [Member] | Lease Obligations [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	49.1	36.3
In More Than Five Years [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	0.0	0.0
In More Than Five Years [Member] | Trade Payables and Accruals [Member]
Maturity Analysis of Non-Derivative and Derivative Financial Liabilities [Abstract]
Total	$ 0.0	$ 0.0